As filed with the Securities and Exchange Commission on April 16, 2018

Securities Act Registration No. 033-85242

Investment Company Act Reg. No. 811-08822

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D C 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 42	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 43	[X]

(Check appropriate box or boxes)

CAPITAL MANAGEMENT INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

140 Broadway

New York, New York 10005

(Address of Principal Executive Offices)

888-626-3863

(Registrant’s Telephone Number, including Area Code)

CT Corporation System

155 Federal Street, Suite 700

Boston, MA 02110

(Name and Address of Agent for Service)

With copy to:

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Approximate Date of Proposed Public Offering:	As soon as practicable after the
Effective Date of this Post-Effective Amendment

It is proposed that this filing will become effective: (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on ________ (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on March 30, 2018 pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2) or
[ ]	on ________ (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 42 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 41 filed on March 30, 2018 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 42 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on this 16th day of April, 2018.

CAPITAL MANAGEMENT INVESTMENT TRUST

By:	/s/ W. Jameson McFadden
W. Jameson McFadden, President, Principal Executive Officer, Principal Financial Officer and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 41 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	April 16, 2018
Lucius E. Burch, Trustee	Date

*	April 16, 2018
Paul J. Camilleri, Trustee	Date

*	April 16, 2018
David V. Shields, Trustee	Date

*	April 16, 2018
Joseph V. Shields, Trustee and Chairman	Date

*	April 16, 2018
Anthony J. Walton, Trustee	Date

/s/Justin J. Thompson		April 16, 2018
Justin J. Thompson, Treasurer and Assistant Secretary		Date

*By:	/s/ W. Jameson McFadden	April 16, 2018
	W. Jameson McFadden, President,	Date
Principal Executive Officer,
Principal Financial Officer and
Secretary

*	Pursuant to Power of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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